SEGMENTS (Tables)	0 Months Ended
Mar. 31, 2015
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
	Generics		Specialty
	Three months ended March 31,		Three months ended March 31,
	2015	2014	2015	2014

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,621	$2,398	$1,956	$2,114
Gross profit	1,284	1,043	1,678	1,843
R&D expenses	111	123	215	226
S&M expenses	374	417	486	497
Segment profit	$799	$503	$977	$1,120

	Three months ended
	March 31,
	2015	2014

	U.S.$ in millions

Generic medicines profit	$799	$503
Specialty medicines profit	977	1,120
Total segment profit	1,776	1,623
Profit of other activities	50	51
Total profit	1,826	1,674
Amounts not allocated to segments:
Amortization	220	285
General and administrative expenses	307	302
Impairments, restructuring and others	299	57
Legal settlements and loss contingencies	227	29
Other unallocated amounts	24	29

Consolidated operating income	749	972
Financial expenses - net	192	81
Consolidated income before income taxes	$557	$891

Segment revenues by geographic area:
	Three months ended March 31,

	2015	2014

	U.S.$ in millions
Generic Medicines
United States	$1,439	$1,048
Europe*	680	818
Rest of the World	502	532
Total Generic Medicines	2,621	2,398
Specialty Medicines
United States	1,479	1,530
Europe*	405	482
Rest of the World	72	102
Total Specialty Medicines	1,956	2,114
Other Revenues
United States	3	51
Europe*	182	207
Rest of the World	220	231
Total Other Revenues	405	489
Total Revenues	$4,982	$5,001

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Schedule of net sales by product line
Net revenues from specialty medicines were as follows:

	Three months ended March 31,
	2015	2014

	U.S. $ in millions

CNS	$1,220	$1,413
Copaxone®	924	1,070
Azilect®	107	114
Nuvigil®	85	101
Respiratory	265	230
ProAir®	124	114
Qvar®	98	71
Oncology	264	262
Treanda®	157	180
Women's health	129	124
Other Specialty	78	85
Total Specialty Medicines	$1,956	$2,114